Income Taxes	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Income Taxes
18.	INCOME TAXES
a)	Income taxes

The following table presents the components of the income tax expense/(benefit) recognized in the consolidated statement of comprehensive income for the years ended December 31, 2017, 2016 and 2015:

	For the years ended December 31,
Current Income Tax and Adjustments	2017	2016	2015
to Current Income Tax for Previous Periods	ThUS$	ThUS$	ThUS$

Current income tax	(647,937)	(533,042)	(717,139)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	30,041	28,471	44,623
Adjustments to current tax from the previous period	24,030	(1,666)	(7,936)
Benefit / (expense) for current income tax due to changes in tax rates or the introduction of new taxes	-	-	-
Other current tax benefit / (expense)	485	(316)	(4,679)

Current tax expense, net	(593,381)	(506,553)	(685,131)

Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	28,259	7,260	(110,684)
Benefit / (expense) from deferred taxes due to changes in tax rates or the introduction of new taxes	54,967	(32,835)	-
Adjustments to deferred taxes from the previous period	(8,979)	667	(4,026)
Total deferred tax benefit / (expense)	74,247	(24,908)	(114,709)

Income tax expense, continuing operations	(519,134)	(531,461)	(799,840)

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recognized in the consolidated statement of comprehensive income for the years ended December 31, 2017, 2016 and 2015:

		2017		2016		2015
Reconciliation of Tax Expense	Tax Rate	ThUS$	Tax Rate	ThUS$	Tax Rate	ThUS$

ACCOUNTING INCOME BEFORE TAX		1,645,648		1,376,069		1,954,777

Total tax income (expense) using statutory rate	(25.50%)	(419,637)	(24.00%)	(330,256)	(22.50%)	(439,825)
Tax effect of rates applied in other countries	(10.93%)	(179,788)	(12.04%)	(165,722)	(12.88%)	(251,738)
Tax effect of non-taxable operations and benefits from tax losses and tax credits	8.39%	138,031	5.54%	76,231	4.93%	96,342
Tax effect of non-tax-deductible expenses	(7.76%)	(127,758)	(18.01%)	(247,867)	(4.39%)	(85,730)
Tax effect of changes in income tax rates	3.34%	54,967	(2.39%)	(32,835)	0%	-
Tax effect of adjustments to taxes in previous periods	1.46%	24,030	(0.12%)	(1,666)	(0.41%)	(7,936)
Adjustments for prior periods deferred taxes	(0.55%)	(8,979)	0.05%	667	(0.21%)	(4,026)
Price level restatement for tax purposes (investments in subsidiaries, associates and joint ventures and equity)	0%	-	12.35%	169,987	(5.47%)	(106,927)
Total adjustments to tax expense using statutory rate	(6.05%)	(99,497)	(14.62%)	(201,205)	(18.42%)	(360,015)

Income tax benefit (expense), continuing operations	(31.55%)	(519,134)	(38.62%)	(531,461)	(40.92%)	(799,840)

The main temporary differences are described below.

b)	Deferred taxes

The table below shows the balances of the deferred tax assets and liabilities presented in the consolidated statement of financial position at December 31, 2017, 2016 and January 1, 2016:

Assets/(Liabilities) for Deferred Taxes	December 31, 2017		December 31, 2016		January 1, 2016
	Assets	Liabities	Assets	Liabilities	Assets	Liabilities
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	77,084	(409,305)	92,595	(382,787)	117,702	(358,742)
Amortizations	8,617	(29,383)	9,734	(30,800)	8,797	(26,226)
Provisions	313,092	(168,774)	264,353	(160,248)	166,816	(127,807)
Obligations for post-employment benefits	83,968	(199)	80,216	(87)	57,372	(87)
Revaluations of financial instruments	10,785	(7,507)	10,921	(1,535)	26,742	(2,002)
Others	65,327	(198,645)	21,806	(53,180)	5,445	(40,619)
Deferred taxes Assets/(Liabilities) before compensation	558,873	(813,813)	479,625	(628,637)	382,874	(555,483)
Compensation deferred taxes Assets/Liabilities	(358,502)	358,502	(299,078)	299,078	(228,930)	228,930
Deferred taxes Assets/(Liabilities) after compensation	200,371	(455,311)	180,547	(329,559)	153,944	(326,553)

The origin and changes in deferred tax assets and liabilities as of December 31, 2017, 2016 and January 1, 2016, are as follows:

Deferred Taxes Assets/(Liabilities)	Net balance as of January 1, 2017	Movements						Net balance as of December 31, 2017
		Recognized in profit or loss	Recognized in comprehensive income	Recognized directly in equity	Acquisitions	Foreign currency translation difference	Other increases (decreases)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	(290,192)	(55,917)	-	-	-	(6,885)	20,773	(332,221)
Amortizations	(21,066)	147	-	-	-	153	-	(20,766)
Provisions	104,105	75,463	-	-	-	(11,652)	(23,598)	144,318
Obligations for post-employment benefits	80,129	778	4,590	-	-	(1,258)	(470)	83,769
Revaluations of financial instruments	9,386	(888)	(3,796)	-	-	8	(1,432)	3,278
Others	(31,374)	54,664	27	-	(162,842)	7,992	(1,785)	(133,318)
Deferred Taxes Assets/(Liabilities)	(149,012)	74,247	821	-	(162,842)	(11,642)	(6,512)	(254,940)

Deferred Taxes Assets/(Liabilities)	Net balance as of January 1, 2016	Movements						Net balance as of December 31, 2016
		Recognized in profit or loss	Recognized in comprehensive income	Recognized directly in equity	Adquisitions	Foreign currency translation difference	Other increases (decreases)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	(241,040)	(38,675)	-	(6,664)	-	(3,601)	(212)	(290,192)
Amortizations	(17,429)	134	-	-	-	(3,771)	-	(21,066)
Provisions	39,009	28,093	-	7,776	-	22,422	6,805	104,105
Obligations for post-employment benefits	57,285	(1,630)	10,954	1,770	-	11,987	(237)	80,129
Revaluations of financial instruments	24,740	(16,111)	(853)	-	-	1,793	(183)	9,386
Others	(35,174)	3,281	(1)	(1,109)	-	686	943	(31,374)

Deferred Taxes Assets/(Liabilities)	(172,609)	(24,908)	10,100	1,773	-	29,516	7,116	(149,012)

Recovery of deferred tax assets will depend on whether sufficient taxable profits are obtained in the future. The Company’s management believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

a.

As of December 31, 2017, the Group has not recognized deferred tax assets related to tax losses carry forward for ThUS$358,487 (ThUS$13,208 and ThUS$28,644 as of December 31, 2016 and January 1, 2016, respectively) (see Note 4.o).

The Group has not recognized deferred tax liabilities for taxable temporary differences relating to investment in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future. As of December 31, 2017, the aggregate amount of taxable temporary differences relating to investments in subsidiaries and joint ventures for which deferred tax liabilities have not been recognized were ThUS$1,424,219 (ThUS$1,642,458 and ThUS$1,379,931as of December 31, 2016 and January 1, 2016, respectively),. On the other hand, the total amount of deductible temporary differences relating to investments in subsidiaries and joint ventures for which as of December 31, 2017, it is probable that will not reverse in the foreseeable future or there will be not sufficient taxable profits in the future to recover such temporary differences were, ThUS$3,124,740 (ThUS$3,645,536 and ThUS$3,802,832 as of December 31, 2016 and January 1, 2016, respectively).

The Group companies are potentially subject to income tax audits by the tax authorities of each country in which the Group operates. Such tax audits are limited to a number of annual tax periods and once these have expired, audits of these periods can no longer be performed. Tax audits by nature are often complex and can require several years to complete. The following table presents a summary of tax years potentially subject to examination:

Country	Period
Chile	2011-2016
Argentina	2011-2017
Brazil	2012-2016
Colombia	2013-2016
Peru	2011-2017

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by tax authorities for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, the Company’s Management estimates that the liabilities, if any, that may arise from such audits, would not significantly impact the Group companies’ future results.

The effects of deferred taxes on the components of other comprehensive income attributable to both controlling and non-controlling interests for the years ended December 31, 2017, 2016 and 2015, are as follows:

	December 31, 2017			December 31, 2016			December 31, 2015
Effects of Deferred Tax on the Components of Other Comprehensive Income	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Available-for-sale financial assets	(829)	-	(829)	976	-	976	(676)	-	(676)
Cash flow hedges	12,735	(5,088)	7,647	28,731	(6,816)	21,915	(211,149)	55,596	(155,553)
Share of other comprehensive income in associates and joint ventures accounted for using the equity method	-	-	-	(20,832)	-	(20,831)	(844)	-	(844)
Foreign currency translation	(95,501)	-	(95,501)	214,887	-	214,886	(984,463)	-	(984,463)
Actuarial gains (losses) from defined benefit pension plans	(4,941)	3,694	(1,247)	(29,399)	9,592	(19,807)	(29,062)	9,192	(19,870)

Components of other comprehensive income	(88,536)	(1,394)	(89,930)	194,363	2,776	197,139	(1,226,194)	64,788	(1,161,407)

The movements in deferred taxes for the components of other comprehensive income for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
Reconciliation of changes in deferred taxes of components of other comprehensive income	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	821	10,100	11,092
Income tax of changes in cash flow hedge transactions	(1,292)	(21)	5,353
Deferred tax of actuarial gains (losses) from defined benefit plans	(896)	(710)	(587)
Total increases (decreases) for deferred taxes of other comprehensive income from discontinued operations	-	(6,593)	48,930
Other increases (decreases) for deferred taxes	(27)	-	-
Total income tax relating to components of other comprehensive income	(1,394)	2,776	64,788